Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 2,314	$ 2,106
Realized gains (losses)	(72)	(120)
Unrealized gains (losses)	215	399
Transfers in	25	73
Transfers out	(32)	(2)
Purchases	162	68
Sales	(319)	(210)
Balance, end of year	2,293	2,314
Pension Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	1	0
Realized gains (losses)	1	0
Unrealized gains (losses)	(2)	3
Transfers in	0	(4)
Transfers out	0	0
Purchases	5	3
Sales	(1)	(1)
Balance, end of year	4	1
Pension Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	40	44
Realized gains (losses)	0	(17)
Unrealized gains (losses)	1	19
Transfers in	0	0
Transfers out	(32)	(2)
Purchases	0	0
Sales	(7)	(4)
Balance, end of year	2	40
Pension Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	2,273	2,062
Realized gains (losses)	(73)	(103)
Unrealized gains (losses)	216	377
Transfers in	25	77
Transfers out	0	0
Purchases	157	65
Sales	(311)	(205)
Balance, end of year	2,287	2,273
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	26	15
Realized gains (losses)		(2)
Unrealized gains (losses)		2
Transfers in		16
Transfers out	(15)
Purchases	2
Sales	(8)	(5)
Balance, end of year	5	26
Postretirement Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	26	15
Realized gains (losses)		(2)
Unrealized gains (losses)		2
Transfers in		16
Transfers out	(15)
Purchases	2
Sales	(8)	(5)
Balance, end of year	$ 5	$ 26